Operations (Details) - Schedule of consolidated financial statements - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Condensed Financial Statements, Captions [Line Items]
Net income		R$ 17,358	R$ 48,993
Net loss, income for the year	R$ 11,031	(8,652)	(5,725)
Acres [Member]
Condensed Financial Statements, Captions [Line Items]
Net income		11,458	30,736
Net loss, income for the year		(3,195)	(1,207)
Ombú [Member]
Condensed Financial Statements, Captions [Line Items]
Net income		5,072	14,514
Net loss, income for the year		(2,705)	(1,402)
Yuchán [Member]
Condensed Financial Statements, Captions [Line Items]
Net income		828	3,721
Net loss, income for the year		(2,370)	(3,869)
Yatay [Member]
Condensed Financial Statements, Captions [Line Items]
Net income			22
Net loss, income for the year		R$ (382)	R$ 753